Mainland China Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Mainland China Employee Contribution Plan
Total expenses incurred for government statutory employee benefit plans	¥ 829,440	$ 130,157	¥ 277,429	¥ 334,434